EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2015-A
Monthly Servicer's Statement
for the month ended June 30, 2016

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	48.11%
From	01-Jun-16	15-Jun-16	15-Jul-16	Floating Allocation Percentage at Month-End	48.73%
To	30-Jun-16	15-Jul-16
Days	30

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2015-A balances were:		Payment Date	Period	Period
		1/16/2018	7/1/2017	No
Notes	$900,000,000.00
A1	550,000,000.00
A2	350,000,000.00
Principal Amount of Debt	900,000,000.00
Required Overcollateralization	$211,140,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$1,942,112.69
Series Nominal Liquidation Amount	1,113,082,112.69

Required Participation Amount	$1,113,082,112.69		Accumulation Account
Excess Receivables	$1,126,068,289.45		Beginning	-
			Payout	-
Total Collateral	2,239,150,402.15		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	248.79%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		A1 Days	30
	Total Pool		A1 LIBOR	0.442050%
Beginning Gross Principal Pool Balance	$5,308,594,559.32		A1 Applicable Margin	0.400000%
Total Principal Collections	$(2,111,037,642.41)			0.842050%
Investment in New Receivables	$2,023,393,991.07				1.07%
Receivables Added for Additional Accounts	$0.00		A2 Days	30
Repurchases	$(42,593,711.60)		A2 Fixed Rate	1.440000%
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	$(517,712,638.59)			Actual	Per $1000
Less Servicing Adjustment	$(6,818,098.78)		Interest A1	385,939.58	0.39
Ending Balance	$4,653,826,459.01		Principal A1	-	$0.00

SAP for Next Period	48.11%				0.39

Average Receivable Balance	$4,702,973,431.24			Actual	Per $1000
Monthly Payment Rate	44.89%		Interest A2	420,000.00	0.42
			Principal A2	-	$0.00
Interest Collections
During the past collection period, the following activity occurred:					0.42

	NMOTR		Total Due Investors	805,939.58	1.074586%
	Total Pool		Servicing Fee	$928,423.36
Total Interest Collections	$12,264,955.58		Excess Cash Flow	1,141,087.26
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$12,264,955.58
			Reserve Account

			Required Balance	$4,500,000.00
			Current Balance	$4,500,000.00
			Deficit/(Excess)	$-